The Company (Detail) (USD $)	0 Months Ended
	May 27, 2011	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Share Price (in Dollars per share)		$ 0.06	$ 0.03	$ 0.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	56,173,248		1,051,074
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.62
Gross Proceeds From Private Placement	$ 30,550,000
Debt Issuance Cost	2,524,963
Liquidated Damages	532,161
Proceeds from Issuance of Private Placement	27,492,876
Selling Expense	2,120,125
On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member]
Noncontrolling Interest, Ownership Percentage by Parent			72.80%
Series A-1 [Member]
Share Price (in Dollars per share)	$ 5.20
Series A-2 [Member]
Share Price (in Dollars per share)	$ 5.70
Private Placement [Member] | Convertible Promissory Notes Payable [Member]
Debt Instrument, Face Amount	15,275,000
Private Placement [Member]
Debt Instrument, Convertible, Number of Equity Instruments	2,679,824
Common Stock [Member]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Preferred Stock [Member]
Noncontrolling Interest, Ownership Percentage by Parent			8.20%
Series A-1 Convertible Preferred Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	2,937,500
Debt Issuance Cost	$ 886,422